Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PPG Industries, Inc. [Member]
Related Party Transaction [Line Items]
Expense for painting materials used in manufacturing paid to related party	$ 5.2	$ 3.6	$ 3.4
Rabobank [Member] | Co-venturer [Member]
Related Party Transaction [Line Items]
Ownership Interest of Co Venture	51.00%
Rabobank [Member] | Retail Finance Joint Venture [Member]
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 8.3	$ 25.4